K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

March 5, 2014

VIA EDGAR U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re:	Meehan Mutual Funds, Inc. File Nos. 333-86655 and 811-9575

Dear Sir or Madam:

Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information used with respect to the Meehan Focus Fund, a series of the above Registrant, does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 20 ("PEA No. 20") to its Registration Statement on Form N-1A and that PEA No. 20 was filed electronically.

Very truly yours, /s/ Craig A. Ruckman Craig A. Ruckman

cc:	Paul P. Meehan
Edgemoor Investment Advisors, Inc.